Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (5,861,821)	$ (2,652,626)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services	(127,815)	6,500
Accumulated Depreciation		3,989
Depreciation & Amortization Expense	696,144
Changes in operating assets and liabilities
Accounts receivable	5,255	(939,104)
Inventory	(386,059)	(669,646)
Other Current Assets	72,293
Other Assets
Accounts payable	1,361,741	1,205,383
Accrued expenses	316,745	101,122
Other Current liabilities	(64,398)
Capitalized interest or penalty fees	1,660,767	311,877
Other Changes in Assets		11,840
Net Cash Provided by / (Used in) Operating Activities	(2,327,148)	(2,620,665)
INVESTING ACTIVITIES
Receivable - Related		(34,379)
Purchase of equipment, building & improvements & fixed assets	(186,519)	(1,384,382)
Goodwill and Intangible Assets		(2,783,239)
Net Cash Provided by / (Used In) Investing Activities	(186,519)	(4,202,000)
FINANCING ACTIVITIES
Proceeds from notes payable	1,532,737	2,960,900
Proceeds from notes payable - Related		119,542
Repayment of notes payable	(315,349)
Repayment of notes payable - Related	(29,218)
Proceeds from long-term loans	3,246,100	3,461,606
Repayment of long-term loans	(2,144,550)
Repayment of debt by Shares		(166,000)
Common Shares Issued for Cash
Shares Issued for Debt	122,815	440,211
Preferred Stocks issued	5,000	60,000
Prior period adjustment to retained earnings	(161,592)	111,304
Net Cash Provided by / (Used in) Financing Activities	2,255,943	6,987,564
NET INCREASE (DECREASE) IN CASH	(257,724)	164,898
CASH AT BEGINNING OF PERIOD	315,957	151,058
CASH AT END OF PERIOD	58,233	315,957
CASH PAID FOR:
Interest and penalty fees	292,150	142,695
NON CASH FINANCING ACTIVITIES:
Issuance of shares for debt conversion	$ 122,815	$ 440,211